FINANCIAL INSTRUMENTS - Currency Exchange Rate Derivative Contracts (Details) - Canadian dollar contracts	Dec. 31, 2024 CAD ($) $ / $
2025 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD)	1.35
2025 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD)	1.44
2026 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD)	1.36
2026 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD)	1.44
Currency risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	$ 478,000,000
Currency risk | 2025
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	406,000,000
Currency risk | 2026
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	$ 72,000,000